Statements Of Cash Flows (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net income for the period	$ 16,833	$ 13,633
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	7,322	6,208
Dry hole costs	944	731
Equity in the results of non-consolidated companies	(111)	(220)
Exchange variation, monetary and financial charges	5,724	(384)
Deferred income taxes	1,839	1,872
Other	454	1,104
Working capital adjustments: Decrease (increase) in assets
Increase in accounts receivable, net	(1,940)	(2,999)
Increase in inventories	(4,190)	(1,188)
Decrease (increase) in advances to suppliers	76	(439)
Increase(decrease) in liabilities
Increase (decrease) in supliers	2,210	1,676
Increase (decrease) in contingencies	(6)	422
Decrease in taxes payable, net of recoverable taxes	(1,105)	(2,038)
Other	(188)	255
Net cash provided by operating activities	27,862	18,633
Cash flows from investing activities
Additions to property, plant and equipment	(31,785)	(33,394)
Marketable securities and other investments activities	3,956	(8,791)
Net cash used in investing activities	(27,829)	(42,185)
Cash flows from financing activities
Issuance of common and preferred shares	0	27,472
Proceeds from issuance and draw-down of short-term and long-term debt	17,506	19,417
Payments of short-term and long-term debt	(10,765)	(9,866)
Dividends and interest on shareholders equity paid to shareholders and minority interest	(5,080)	(3,071)
Net cash provided by financing activities	1,661	33,952
Increase in cash and cash equivalents	1,694	10,400
Effect of exchange rate changes on cash and cash equivalents	(1,703)	882
Cash and cash equivalents at the beginning of period	17,633	16,169
Cash and cash equivalents at the end of the period	17,624	27,451
Cash paid during the period for:
Interest, net of amount capitalized	2,846	599
Income taxes	1,342	2,300
Withholding income tax on financial investments	1,655	1,205
Cash paid during the period for	5,843	4,104
Non-cash investing and financing transactions during the year
Recognition of asset retirement obligation - ASC Topic 410-20	3	46
Acquisition of property, plant and equipment on credit	5	0
Capital increase with Financial Treasury Bill used for payment of part of the Assignment Agreement	0	39,768
Total of non-cash investing and financing transactions during the year	$ 8	$ 39,814